Segment and Product Information	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment and Product Information

7. Segment and Product Information

We offer an integrated solution to our customers providing manufacturing, supply, and installation of a full range of structural and related building products. We provide a wide variety of building products and services directly to homebuilder customers. We manufacture floor trusses, roof trusses, wall panels, stairs, millwork, windows, and doors. We also provide a full range of construction services. These product and service offerings are distributed across approximately 450 locations operating in 40 states across the United States, which have been reorganized into nine geographical regions following the ProBuild acquisition. Centralized financial and operational oversight, including resource allocation and assessment of performance on an income (loss) from continuing operations before income taxes basis, is performed by our CEO, whom we have determined to be our chief operating decision maker (“CODM”).

As a result of the reorganization following the ProBuild acquisition on July 31, 2015, the Company has nine operating segments aligned with its nine geographical regions (Regions 1 through 9). While all of our operating segments have similar nature of products, distribution methods and customers, certain of our operating segments have been aggregated due to also containing similar economic characteristics, resulting in the following composition of reportable segments:

•	Regions 1 and 2 have been aggregated to form the “Northeast” reportable segment
•	Regions 3 and 5 have been aggregated to form the “Southeast” reportable segment
•	Regions 4 and 6 have been aggregated to form the “South” reportable segment
•	Region 7, 8 and 9 have been aggregated to form the “West” reportable segment. The West reportable segment operations were acquired in their entirety from the ProBuild acquisition.

In addition to our reportable segments, our consolidated results include corporate overhead, other various operating activities that are not internally allocated to a geographical region nor separately reported to the CODM, and certain reconciling items primarily related to allocations of corporate overhead and rent expense, which have collectively been presented as “All Other”.  The accounting policies of the segments are consistent with those described in Note 1, except for noted reconciling items.

The following tables present Net sales, Income (loss) from continuing operations before income taxes and certain other measures for the reportable segments, reconciled to consolidated total continuing operations, for the periods indicated (in thousands):

	Three months ended March 31, 2015
Reportable segments	Net Sales	Depreciation & Amortization	Interest	Income (loss) from continuing operations before income taxes
Northeast	$43,485	$243	$852	$(651)
Southeast	147,477	699	2,992	(1,727)
South	153,057	1,462	3,692	342
West	—	—	—	—
Total reportable segments	344,019	2,404	7,536	(2,036)
All other	26,967	748	71	(4,930)
Total consolidated	$370,986	$3,152	$7,607	$(6,966)

	Three months ended March 31, 2014
Reportable segments	Net Sales	Depreciation & Amortization	Interest	Income (loss) from continuing operations before income taxes
Northeast	$49,397	$284	$897	$(841)
Southeast	143,406	706	2,784	(2,516)
South	124,562	435	3,002	(641)
West	—	—	—	—
Total reportable segments	317,365	1,425	6,683	(3,998)
All other	28,544	557	2,145	604
Total consolidated	$345,909	$1,982	$8,828	$(3,394)

Asset information by segment is not reported internally or otherwise reviewed by the CODM nor does the company earn revenues or have long-lived assets located in foreign countries.  The Company’s net sales by product category for the years indicated were as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Lumber & lumber sheet goods	$122,427	$124,627
Windows, doors & millwork	121,597	107,497
Manufactured products	79,805	70,753
Gypsum, roofing & insulation	10,555	9,932
Siding, metal & concrete products	9,800	8,697
Other building products & services	26,802	24,403
Net sales	$370,986	$345,909